Accumulated Other Comprehensive Income (Loss) (Amounts Reclassified to Net Income from Accumulated Other Comprehensive Income (loss)) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Gains on sales of subsidiaries and affiliates and liquidation losses, net	¥ 187,787	¥ 23,300	¥ 74,001
Life insurance costs	(368,140)	(374,348)	(269,425)
Write-downs of securities and other	(730)	(5,935)	(11,969)
Interest expense	(68,232)	(78,068)	(99,138)
Income tax (expense) or benefit	(187,264)	(90,747)	(105,837)
Net Income	317,612	196,814	306,724
Reclassification out of Accumulated Other Comprehensive Income | Net unrealized gains (losses) on investment in securities
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total before income tax	4,268	504	6,757
Income tax (expense) or benefit	(61)	(510)	(1,938)
Net Income	4,207	(6)	4,819
Reclassification out of Accumulated Other Comprehensive Income | Net unrealized gains (losses) on investment in securities | Sale of Investments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Gains on investment securities and dividend	4,619	2,473	2,366
Life insurance premiums and related investment income	737	5,433	6,710
Reclassification out of Accumulated Other Comprehensive Income | Net unrealized gains (losses) on investment in securities | Amortization of investment securities
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Finance revenues	92	(1,468)	(1,425)
Life insurance premiums and related investment income	(658)	(1,340)	(894)
Write-downs of securities and other	(522)	(4,594)
Reclassification out of Accumulated Other Comprehensive Income | Debt valuation adjustments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Life insurance costs	36	101	62
Total before income tax	36	101	62
Income tax (expense) or benefit	(10)	(28)	(17)
Net Income	26	73	45
Reclassification out of Accumulated Other Comprehensive Income | Defined benefit pension plans
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Amortization of prior service credit	386	447	1,028
Amortization of net actuarial loss	(912)	(1,633)	(1,895)
Amortization of transition obligation	(1)	(1)	(1)
Total before income tax	(527)	(1,187)	(868)
Income tax (expense) or benefit	151	368	225
Net Income	(376)	(819)	(643)
Reclassification out of Accumulated Other Comprehensive Income | Foreign currency translation adjustments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Gains on sales of subsidiaries and affiliates and liquidation losses, net	873	(2,760)	(7,245)
Total before income tax	(909)	(4,817)	(13,005)
Income tax (expense) or benefit	295	751	4,064
Net Income	(614)	(4,066)	(8,941)
Reclassification out of Accumulated Other Comprehensive Income | Foreign currency translation adjustments | Foreign exchange contracts
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Gains on sales of subsidiaries and affiliates and liquidation losses, net/Interest expense/Other (income) and expense, net	(1,782)	(2,057)	(5,760)
Reclassification out of Accumulated Other Comprehensive Income | Net unrealized gains (losses) on derivative instruments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total before income tax	(5,914)	(7,702)	2,823
Income tax (expense) or benefit	1,478	1,923	(652)
Net Income	(4,436)	(5,779)	2,171
Reclassification out of Accumulated Other Comprehensive Income | Net unrealized gains (losses) on derivative instruments | Interest rate swap agreements
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Interest expense	(1,615)	(1,522)	(775)
Reclassification out of Accumulated Other Comprehensive Income | Net unrealized gains (losses) on derivative instruments | Foreign exchange contracts
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Interest expense /Other (income) and expense	(710)	(242)	(338)
Reclassification out of Accumulated Other Comprehensive Income | Net unrealized gains (losses) on derivative instruments | Foreign currency swap agreements
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Interest expense /Other (income) and expense	¥ (3,589)	¥ (5,938)	¥ 3,936